SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE (Details)	Dec. 31, 2025 USD ($)
Capitalized Software
2026	$ 276,092
2027	168,552
2028	56,006
Total	$ 500,650